Revenue and Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2017
Default Root [Abstract]
Summary of Revenues and Other Operating Income

The detail of revenue presented in the statement of comprehensive income for the years ended December 31, 2017, 2016 and 2015, is as follows:

	For the years ended December 31,
Revenues	2017 ThUS$	2016 ThUS$	2015 ThUS$

Energy sales (1)(2)	8,661,401	6,394,519	6,452,295

Generation	1,895,791	1,686,495	1,836,868
Regulated customers	509,051	472,319	216,475
Unregulated customers	1,017,225	706,786	1,014,996
Spot market sales	348,105	472,921	517,779
Other customers	21,410	34,469	87,618
Distribution	6,765,610	4,708,024	4,615,427
Residential	3,047,360	2,134,654	2,268,547
Business	1,669,289	1,313,902	1,103,748
Industrial	706,385	546,028	457,795
Other customers	1,342,576	713,440	785,337

Other sales	44,194	52,312	62,086
Gas sales	33,541	32,310	25,629
Sales of goods and services	10,653	20,002	36,457

Revenue from other services	885,995	604,628	614,952
Tolls and transmission	625,993	433,236	379,657
Metering equipment leases	128	110	108
Public lighting	4,427	7,521	35,379
Verifications and connections	18,270	11,108	6,997
Engineering and consulting services	170	4,817	2,145
Other services	237,007	147,836	190,666

Total revenues	9,591,590	7,051,459	7,129,333

	For the years ended December 31,
Other Operating Income	2017 ThUS$	2016 ThUS$	2015 ThUS$

Revenue from construction contracts	753,389	399,408	352,350
Other income (2)	195,348	235,266	615,703

Total other operating income	948,737	634,674	968,053

(1) In Argentina, on February 1, 2017, the ENRE issued Resolution No. 64/2017, regarding the Comprehensive Tariff Review (RTI), which updates the rate retroactively as of January 2017, the effects recognized by this resolution in the year ended December 31, 2017 were ThUS $ 327,408. On January 29, 2016, ENRE Resolution No. 1/2016 was issued, approving the tariff table of Edesur applicable to the invoicing of meter readings, which commenced after midnight on February 1, 2016. The effect recognized for this resolution during the year ended December 31, 2016 was ThUS$620,633.

(2) The other income includes ThUS$67, ThUS$87,603 and ThUS$80,037 for the years ended December 31, 2017, 2016 and 2015, respectively, related to the availability contracts that our subsidiary Enel Generación Costanera entered into with CAMMESA in December 2012.